Share-Based Compensation - 2024 Equity Incentive Plan Narrative (Details) - 2024 Equity Incentive Plan - Stock options - shares			3 Months Ended	9 Months Ended
	Dec. 27, 2024	Dec. 11, 2024	Dec. 31, 2024	Sep. 30, 2025	Sep. 19, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			4 years	4 years
Award expiration period			10 years	10 years
Number of shares authorized for issuance (in shares)			1,358,833	0	296,104
Increase in number of shares authorized for issuance (in shares)	105,706	957,023
Common stock available for future grants (in shares)			39,480